SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 204,942	$ 642,055	$ 547,700	$ 3,915,184
Compliance fees	63,988	27,816	202,987	163,451
Impairment of accounts receivable				198,513
Contract Work		729,378		796,725
Other	239,624	206,271	625,298	769,703
Office and Miscellaneous Expenses	$ 508,554	$ 1,605,520	$ 1,375,985	$ 5,843,576